Income Taxes - Components of Company's Deferred Tax Asset (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Income Taxes
Accrued bonuses	$ 22	$ 63
Accrued vacation	24	28
Net operating loss (NOL) carryover	18,550	15,818
Research & development tax credits	4,769	2,509
Share based expense	750	671
Other	3	3
Right of use lease liability	24	46
Fixed asset depreciation	50	44
Total deferred tax asset	24,192	19,182
Less: valuation allowance	(24,171)	(19,140)
Net deferred tax asset	21	42
Right of use asset	(21)	(42)
Net deferred tax asset	$ 0	$ 0